Inventory:	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	8. Inventory: The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2010	2011

Raw materials	862	921
Finished goods	-	754

Inventories, net	862	1,675